As filed with the Securities and Exchange Commission on December 26, 2023

Securities Act of 1933 File No. 033-78960

Investment Company Act of 1940 File No. 811-08510

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 111	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 114

MATTHEWS INTERNATIONAL FUNDS

(Exact Name of Registrant as Specified in Charter)

Four Embarcadero Center, Suite 550

San Francisco, CA 94111

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (415) 788-7553

James Cooper Abbott, President

Four Embarcadero Center, Suite 550

San Francisco, CA 94111

(Name and Address of Agent for Service)

Copies To:

Deepa Damre Smith, Vice President

Four Embarcadero Center, Suite 550

San Francisco, CA 94111

David A. Hearth, Esq.

Paul Hastings LLP

101 California Street, 48th Floor

San Francisco, CA 94111

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☐	on ____________ pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on ____________ pursuant to paragraph (a)(1)
☒	75 days after filing pursuant to paragraph (a)(2)
☐	on ____________ pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Form N-1A Part A Prospectus: The prospectus for Part A is hereby incorporated by reference to the prospectus included in the registrant’s post-effective amendment number 109 filed on December 15, 2023 and available here: https://www.sec.gov/Archives/edgar/data/923184/000119312523296653/d558293d485apos.htm

Form N-1A Part B Statement of Additional Information: The statement of additional information for this Part B of Form N-1A is hereby incorporated by reference to the statement of additional information included in the registrant’s post-effective amendment number 109 filed on December 15, 2023 and available here: https://www.sec.gov/Archives/edgar/data/923184/000119312523296653/d558293d485apos.htm

MATTHEWS INTERNATIONAL FUNDS

Form N-1A

Part C—Other Information

Item 28.	Exhibits

(a)(1)	Trust Instrument and Certificate of Trust is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 5 on December 26, 1996.

(a)(2)	Amendment No. 1 to Trust Instrument was filed electronically with Post-Effective Amendment 97 on June 30, 2022.

(b)	By-Laws are incorporated herein by reference to and were filed electronically with Post-Effective Amendment No. 5 on December 26, 1996.

(c)	See Articles II and VII of the Registrant’s Trust Instrument.

(d)(1)	Reserved

(d)(2)	Reserved

(d)(3)	Investment Advisory Agreement between Matthews International Capital Management, LLC and Matthews International Funds, on behalf of each series of the Trust, dated August 31, 2004, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 22 on October 28, 2004.

(d)(4)	Amended Appendix A to the Investment Advisory Agreement between Matthews International Capital Management, LLC and Matthews International Funds, dated August 12, 2005 to reflect the addition of the Matthews India Fund, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 27 on October 31, 2005

(d)(5)	Amended Appendix A to the Investment Advisory Agreement between Matthews International Capital Management, LLC and Matthews International Funds, dated August 11, 2006 to reflect the addition of the Matthews Asia Dividend Fund, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 29 on August 15, 2006.

(d)(6)	Amendment to the Investment Advisory Agreement between Matthews International Capital Management, LLC and Matthews International Funds, dated August 31, 2007 is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 32, effective April 29, 2008.

(d)(7)	Amendment to the Investment Advisory Agreement between Matthews International Capital Management, LLC and Matthews International Funds, dated September 15, 2008, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 35 on September 15, 2008.

(d)(8)	Amended Appendix A to the Investment Advisory Agreement between Matthews International Capital Management, LLC and Matthews International Funds, dated November 30, 2009 to reflect the addition of the Matthews China Dividend Fund, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 39 on February 26, 2010.

(d)(9)	Amendment to the Investment Advisory Agreement between Matthews International Capital Management, LLC and Matthews International Funds, dated May 19, 2011 to reflect the addition of the Matthews China Small Companies Fund, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 46 on May 31, 2011.

(d)(10)	Amendment to the Investment Advisory Agreement between Matthews International Capital Management, LLC and Matthews International Funds, dated November 30, 2011 to reflect the addition of the Matthews Asia Total Return Bond Fund (formerly known as the Matthews Asia Strategic Income Fund), is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 50 on November 29, 2011.

(d)(11)	Amendment to the Investment Advisory Agreement between Matthews International Capital Management, LLC and Matthews International Funds, dated April 30, 2013 to reflect the addition of the Matthews Asia Focus Fund and Matthews Emerging Asia Fund, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 55 on April 30, 2013.

(d)(12)	Amendment to the Investment Advisory Agreement between Matthews International Capital Management, LLC and Matthews International Funds, dated September 1, 2013 to reflect an amendment to Appendix B, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 57 on April 30, 2014.

(d)(13)	Amendment to the Investment Advisory Agreement between Matthews International Capital Management, LLC and Matthews International Funds, dated September 1, 2014 to reflect an amendment to Appendix B, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 60 on April 30, 2015.

(d)(14)	Amendment to the Investment Advisory Agreement between Matthews International Capital Management, LLC and Matthews International Funds, dated April 30, 2015 to reflect the addition of the Matthews Asia ESG Fund, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 60 on April 30, 2015.

(d)(15)	Amendment to the Investment Advisory Agreement between Matthews International Capital Management, LLC and Matthews International Funds, dated November 30, 2015 to reflect the addition of the Matthews Asia Value Fund, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 63 on November 30, 2015.

(d)(16)	Investment Advisory Agreement between Matthews International Capital Management, LLC and Matthews International Funds, on behalf of each series of the Trust, dated February 1, 2016, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 68 on April 28, 2016.

(d)(17)	Amended Appendix A to the Investment Advisory Agreement between Matthews International Capital Management, LLC and Matthews International Funds to reflect the addition of the Matthews Asia Credit Opportunities Fund and the renaming of the Matthews Asia Innovators Fund (formerly known as the Matthews Asia Science and Technology Fund) is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 68 on April 28, 2016.

(d)(18)	Amendment to Investment Advisory Agreement between Matthews International Capital Management, LLC and Matthews International Funds, effective as of August 30, 2018, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 83 on April 30, 2019.

(d)(19)	Amendment to Investment Advisory Agreement between Matthews International Capital Management, LLC and Matthews International Funds to reflect the addition of the Matthews Emerging Markets Equity Fund, the renaming of the Matthews Asia Total Return Bond Fund (formerly known as the Matthews Asia Strategic Income Fund), and the liquidation of the Matthews Asia Focus Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 89 on April 29, 2020.

(d)(20)	Amendment to Investment Advisory Agreement between Matthews International Capital Management, LLC and Matthews International Funds to reflect the renaming of the Matthews Emerging Markets Small Companies Fund (formerly known as the Matthews Asia Small Companies Fund), the reorganization and liquidation of the Matthews Emerging Asia Fund, and the liquidation of the Matthews Asia Value Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 92 on April 30, 2021.

(d)(21)	Investment Management Agreement between Matthews International Capital Management, LLC and Matthews International Funds, on behalf of the Matthews Emerging Markets Equity Active ETF, Matthews Asia Innovators Active ETF and Matthews China Active ETF, dated June 30, 2022 was filed electronically with Post-Effective Amendment 97 on June 30, 2022.

(d)(22)	Amendment to Investment Management Agreement between Matthews International Capital Management, LLC and Matthews International Funds to reflect the addition of the Matthews Emerging Markets ex China Active ETF, dated December 30, 2022 was filed electronically with Post-Effective Amendment 101 on December 30, 2022.

(d)(23)	Amendment to Investment Management Agreement between Matthews International Capital Management, LLC and Matthews International Funds dated February 28, 2023 is incorporated herein by reference to and was filed electronically with Post-Effective Amendment 105 on April 28, 2023.

(d)(24)	Amendment to Investment Management Agreement between Matthews International Capital Management, LLC and Matthews International Funds to reflect the addition of the Matthews Korea Active ETF dated April 28, 2023 is incorporated herein by reference to and was filed electronically with Post-Effective Amendment 105 on April 28, 2023.

(d)(25)	Amendment to Investment Management Agreement between Matthews International Capital Management, LLC and Matthews International Funds to reflect the addition of the Matthews Emerging Markets Sustainable Future Active ETF, Matthews Pacific Tiger Active ETF, Matthews India Active ETF, Matthews Japan Active ETF and Matthews Asia Dividend Active ETF dated September 20, 2023 is incorporated herein by reference to and was filed electronically with Post-Effective Amendment 107 on September 20, 2023.

(d)(26)	Amendment to Investment Management Agreement between Matthews International Capital Management, LLC and Matthews International Funds to reflect the addition of the Matthews Emerging Markets Discovery Active ETF and Matthews China Discovery Active ETF effective as of December 29, 2023 is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 109 on December 15, 2023.

(e)(1)	Underwriting Agreement for Matthews International Funds with PFPC Distributors, Inc., dated December 31, 2000, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 16 on July 16, 2001.

(e)(2)	Amended Schedule A to Underwriting Agreement for Matthews International Funds with PFPC Distributors, Inc., dated August 15, 2003, to reflect the addition of the Matthews Asia Pacific Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 20 on December 23, 2003.

(e)(3)	Amended Schedule A to Underwriting Agreement for Matthews International Funds with PFPC Distributors, Inc., dated August 12, 2005, to reflect the addition of the Matthews India Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 27 on October 31, 2005.

(e)(4)	Amended Schedule A to Underwriting Agreement for Matthews International Funds with PFPC Distributors, Inc., dated August 11, 2006, to reflect the addition of the Matthews Asia Dividend Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 29 on August 15, 2006.

(e)(5)	Form of Amended Schedule A to Underwriting Agreement for Matthews International Funds with PFPC Distributors, Inc., dated September 15, 2008, to reflect the addition of the Matthews Emerging Markets Small Companies Fund (formerly known as the Matthews Asia Small Companies Fund) is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 35 on September 15, 2008.

(e)(6)	Amended Schedule A to Underwriting Agreement for Matthews International Funds with PFPC Distributors, Inc., dated November 30, 2009, to reflect the addition of the Matthews China Dividend Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 39 on February 26, 2010.

(e)(7)	Underwriting Agreement between Matthews International Funds and BNY Mellon Distributors Inc., dated July 1, 2010, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 41 on August 27, 2010.

(e)(8)	Underwriting Agreement between Matthews International Funds and BNY Mellon Distributors Inc., effective May 27, 2011, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 48 on September 13, 2011.

(e)(9)	Distribution Agreement among Matthews International Funds, Matthews International Capital Management, LLC and HMC Partners, dated May 17, 2011, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 46 on May 31, 2011.

(e)(10)	Underwriting Agreement between Matthews International Funds and Foreside Funds Distributors LLC, dated April 4, 2012, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 52 on April 27, 2012.

(e)(11)	Amendment to Underwriting Agreement between Matthews International Funds and Foreside Funds Distributors LLC, dated April 30, 2013, to reflect the addition of the Matthews Asia Focus Fund and Matthews Emerging Asia Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 55 on April 30, 2013.

(e)(12)	Distribution Agreement between Matthews International Funds and Foreside Funds Distributors LLC, dated April 30, 2015, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 60 on April 30, 2015.

(e)(13)	Amendment to the Distribution Agreement between Matthews International Funds and Foreside Funds Distributors LLC, dated November 30, 2015, to reflect the addition of the Matthews Asia Value Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 63 on November 30, 2015.

(e)(14)	Amendment to the Distribution Agreement between Matthews International Funds and Foreside Funds Distributors LLC to reflect the addition of the Matthews Asia Credit Opportunities Fund and the renaming of the Matthews Asia Innovators Fund (formerly known as the Matthews Asia Science and Technology Fund) is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 68 on April 28, 2016.

(e)(15)	Novation to Distribution Agreement between Matthews International Funds and Foreside Funds Distributors LLC is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 72 on April 27, 2017.

(e)(16)	Amendment to the Distribution Agreement between Matthews International Funds and Foreside Funds Distributors LLC to reflect the addition of the Matthews Emerging Markets Equity Fund, the renaming of the Matthews Asia Total Return Bond Fund (formerly known as the Matthews Asia Strategic Income Fund), and the liquidation of the Matthews Asia Focus Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 89 on April 29, 2020.

(e)(17)	Amendment to the Distribution Agreement between Matthews International Funds and Foreside Funds Distributors LLC to reflect the renaming of the Matthews Emerging Markets Small Companies Fund (formerly known as the Matthews Asia Small Companies Fund), the reorganization and liquidation of the Matthews Emerging Asia Fund, and the liquidation of the Matthews Asia Value Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 92 on April 30, 2021.

(e)(18)	Distribution Agreement among Matthews International Funds, Matthews International Capital Management, LLC and Picton S.A., dated April 30, 2021 is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 92 on April 30, 2021.

(e)(19)	Distribution Agreement between Matthews International Funds and Foreside Funds Distributors LLC, on behalf of the Matthews Emerging Markets Equity Active ETF, Matthews Asia Innovators Active ETF and Matthews China Active ETF, dated June 30, 2022 was filed electronically with Post-Effective Amendment 97 on June 30, 2022.

(e)(20)	Form of Authorized Participant Agreement was filed electronically with Post-Effective Amendment 97 on June 30, 2022.

(e)(21)	Amendment to the Distribution Agreement between Matthews International Funds and Foreside Funds Distributors LLC to reflect the addition of the Matthews Emerging Markets ex China Active ETF dated December 30, 2022 was filed electronically with Post-Effective Amendment 101 on December 30, 2022.

(e)(22)	Amendment to the Distribution Agreement between Matthews International Funds and Foreside Funds Distributors LLC to reflect the addition of the Matthews Korea Active ETF dated April 28, 2023 is incorporated herein by reference to and was filed electronically with Post-Effective Amendment 105 on April 28, 2023.

(e)(23)	Amendment to the Distribution Agreement between Matthews International Funds and Foreside Funds Distributors LLC to reflect the addition of the Matthews Emerging Markets Sustainable Future Active ETF, Matthews Pacific Tiger Active ETF, Matthews India Active ETF, Matthews Japan Active ETF and Matthews Asia Dividend Active ETF dated September 20, 2023 is incorporated herein by reference to and was filed electronically with Post-Effective Amendment 107 on September 20, 2023.

(e)(24)	Amendment to the Distribution Agreement between Matthews International Funds and Foreside Funds Distributors LLC to reflect the addition of the Matthews Emerging Discovery Active ETF and Matthews China Discovery Active effective as of December 29, 2023 is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 109 on December 15, 2023.

(f)	Not Applicable.

(g)(1)	Custody Agreement with The Bank of New York, dated September 25, 2000 is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 16 on December 21, 2001.

(g)(2)	Amended Schedule II to Custody Agreement with The Bank of New York, dated August 15, 2003 to reflect the addition of the Matthews Asia Pacific Fund, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 20 on December 23, 2003.

(g)(3)	Amended Schedule II to Custody Agreement with The Bank of New York, dated August 12, 2005 to reflect the addition of the Matthews India Fund, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 27 on October 31, 2005.

(g)(4)	Amended Schedule II to Custody Agreement with The Bank of New York, dated, dated August 11, 2006 to reflect the addition of the Matthews Asia Pacific Equity Income Fund, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 29 on August 15, 2006.

(g)(5)	Custodian Agreement with Brown Brothers Harriman & Co., dated July 20, 2007, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 32 on April 29, 2008.

(g)(6)	Amended Appendix A to Custodian Agreement with Brown Brothers Harriman & Co., dated September 15, 2008, to reflect the addition of the Matthews Emerging Markets Small Companies Fund (formerly known as the Matthews Asia Small Companies Fund) is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 35 on September 15, 2008.

(g)(7)	Amended Appendix A to Custodian Agreement with Brown Brothers Harriman & Co., dated November 12, 2009, to reflect the addition of the Matthews China Dividend Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 38 on November 30, 2009.

(g)(8)	Amended Appendix A to Custodian Agreement with Brown Brothers Harriman & Co., dated May 19, 2011, to reflect the addition of the Matthews China Small Companies Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 46 on May 31, 2011.

(g)(9)	Amended Appendix A to Custodian Agreement with Brown Brothers Harriman & Co., dated November 30, 2011, to reflect the addition of the Matthews Asia Total Return Bond Fund (formerly known as the Matthews Asia Strategic Income Fund) is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 50 on November 29, 2011.
(g)(10)	Futures Customer Account Agreement with HSBC Securities (USA) Inc., dated November 22, 2011, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 50 on November 29, 2011.

(g)(11)	Amended Appendix A to Custodian Agreement with Brown Brothers Harriman & Co., dated April 30, 2013, to reflect the addition of the Matthews Asia Focus Fund and Matthews Emerging Asia Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 55 on April 30, 2013.

(g)(12)	Customer Agreement for Futures Contracts with UBS Securities LLC, dated September 12, 2014, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 60 on April 30, 2015.

(g)(13)	Amended Appendix A to Custodian Agreement with Brown Brothers Harriman & Co., dated April 30, 2015, to reflect the addition of the Matthews Asia ESG Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 60 on April 30, 2015.

(g)(14)	Amended Appendix A to Custodian Agreement with Brown Brothers Harriman & Co., dated November 30, 2015, to reflect the addition of the Matthews Asia Value Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 63 on November 30, 2015.

(g)(15)	Amended Appendix A to Custodian Agreement with Brown Brothers Harriman & Co. to reflect the addition of the Matthews Asia Credit Opportunities Fund and the renaming of the Matthews Asia Innovators Fund (formerly known as the Matthews Asia Science and Technology Fund) is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 68 on April 28, 2016.

(g)(16)	Amended Appendix A to Custodian Agreement with Brown Brothers Harriman & Co. to reflect the addition of the Matthews Emerging Markets Equity Fund, the renaming of the Matthews Asia Total Return Bond Fund (formerly known as the Matthews Asia Strategic Income Fund), and the liquidation of the Matthews Asia Focus Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 89 on April 29, 2020.

(g)(17)	Amended Appendix A to Custodian Agreement with Brown Brothers Harriman & Co. to reflect the renaming of the Matthews Emerging Markets Small Companies Fund (formerly known as the Matthews Asia Small Companies Fund), the reorganization and liquidation of the Matthews Emerging Asia Fund, and the liquidation of the Matthews Asia Value Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 92 on April 30, 2021.

(g)(18)	Custody Agreement among Matthews International Funds, Matthews International Capital Management, LLC, and The Bank of New York Mellon, on behalf of the Matthews Emerging Markets Equity Active ETF, Matthews Asia Innovators Active ETF and Matthews China Active ETF, dated July 7, 2022 was filed electronically with Post-Effective Amendment 101 on December 30, 2022.

(g)(19)	Amendment to Custody Agreement among Matthews International Funds, Matthews International Capital Management, LLC, and The Bank of New York Mellon to reflect the addition of the Matthews Emerging Markets ex China Active ETF dated December 30, 2022 was filed electronically with Post-Effective Amendment 101 on December 30, 2022.

(g)(20)	Amendment to Custody Agreement among Matthews International Funds, Matthews International Capital Management, LLC, and The Bank of New York Mellon to reflect the addition of the Matthews Korea Active ETF dated April 28, 2023 is incorporated herein by reference to and was filed electronically with Post-Effective Amendment 105 on April 28, 2023.

(g)(21)	Amendment to Custody Agreement among Matthews International Funds, Matthews International Capital Management, LLC, and The Bank of New York Mellon to reflect the addition of the Matthews Emerging Markets Sustainable Future Active ETF, Matthews Pacific Tiger Active ETF, Matthews India Active ETF, Matthews Japan Active ETF and Matthews Asia Dividend Active ETF dated August 25, 2023 is incorporated herein by reference to and was filed electronically with Post-Effective Amendment 107 on September 20, 2023.

(g)(22)	Amendment to Custody Agreement among Matthews International Funds, Matthews International Capital Management, LLC, and The Bank of New York Mellon to reflect the addition of the Matthews Emerging Markets Discovery Active ETF and Matthews China Discovery Active ETF effective as of November 15, 2023 is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 109 on December 15, 2023.

(h)(1)	Investment Company Services Agreement for Matthews International Funds with FPS Services, Inc., dated October 1, 1997, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 8 on December 31, 1997.

(h)(1)(i)	Amendment to Investment Company Services Agreement, dated November 11, 1997, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 8 on December 31, 1997.

(h)(1)(ii)	Amendment to Investment Company Services Agreement, dated July 31, 1998, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 16 on December 21, 2001.

(h)(1)(iii)(A)	Amendment No. 3 to Investment Company Services Agreement, dated October 15, 1999, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 13 on December 20, 1999.

(h)(1)(iii)(B)	Amendment to Investment Company Services Agreement, dated December 30, 1998, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 16 on December 21, 2001.

(h)(1)(iv)	Amendment to Investment Company Services Agreement, dated December 1, 1999, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 13 on December 20, 1999.

(h)(1)(v)	Reserved.

(h)(1)(vi)	Amendment to Investment Company Services Agreement, dated May 1, 2001, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 16 on December 21, 2001.

(h)(1)(vii)	Anti-Money Laundering and Privacy Amendment to Investment Company Services Agreement, dated July 24, 2002, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 17 on December 30, 2002.

(h)(1)(viii)	Amendment to Investment Company Services Agreement, dated August 1, 2002, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 17 on December 30, 2002.

(h)(1)(ix)	Amendment to Investment Company Services Agreement, dated August 15, 2003, to reflect the addition of the Matthews Asia Pacific Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 20 on December 23, 2003.

(h)(1)(x)	Customer Identification Services Amendment to Investment Company Services Agreement, dated October 1, 2003, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 20 on December 23, 2003.

(h)(1)(xi)	Amended and Restated Investment Company Services Agreement, dated June 1, 2004, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 27 on October 31, 2005.

(h)(1)(xii)	Amended Schedule A to Investment Company Services Agreement, dated August 12, 2005, to reflect the addition of the Matthews India Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 27 on October 31, 2005.

(h)(1)(xiii)	Amended Schedule A to Investment Company Services Agreement, dated August 11, 2006, to reflect the addition of the Matthews Asia Dividend Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 29 on August 15, 2006.

(h)(1)(xiv)	Amendment to Investment Company Services Agreement, dated May 8, 2007, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 32 on April 29, 2008.

(h)(1)(xv)	Second Amended and Restated Investment Company Services Agreement, dated April 2, 2008, with effect from April 1, 2007, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 33 on June 18, 2008.

(h)(1)(xvi)	Services Standards related to the Second Amended and Restated Investment Company Services Agreement, dated April 2, 2008, with effect from April 1, 2007, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 33 on June 18, 2008.

(h)(1)(xvii)	Form of Amended Schedule A to Second Amended and Restated Investment Company Services Agreement, dated September 15, 2008, to reflect the addition of the Matthews Emerging Markets Small Companies Fund (formerly known as the Matthews Asia Small Companies Fund) is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 35 on September 15, 2008.

(h)(1)(xviii)	Amended Schedule A to Second Amended and Restated Investment Company Services Agreement, dated November 30, 2009 to reflect the addition of the Matthews China Dividend Fund, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 39 on February 26, 2010.

(h)(1)(xix)	Amended Schedule A to Second Amended and Restated Investment Company Services Agreement, effective May 31, 2011, to reflect the addition of the Matthews China Small Companies Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 48 on September 13, 2011.

(h)(1)(xx)	Amended Schedule A to Second Amended and Restated Investment Company Services Agreement, dated November 30, 2011, to reflect the addition of the Matthews Asia Total Return Bond Fund (formerly known as the Matthews Asia Strategic Income Fund) is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 50 on November 29, 2011.

(h)(1)(xxi)	Amendment to Second Amended and Restated Investment Company Services Agreement, dated January 1, 2012, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 52 on April 27, 2012.

(h)(1)(xxii)	Amended Schedule A to Second Amended and Restated Investment Company Services Agreement, dated April 30, 2013, to reflect the addition of the Matthews Asia Focus Fund and Matthews Emerging Asia Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 55 on April 30, 2013.

(h)(1)(xxiii)	Amended Schedule A to Second Amended and Restated Investment Company Services Agreement, dated April 30, 2015, to reflect the addition of the Matthews Asia ESG Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 60 on April 30, 2015.

(h)(1)(xxiv)	Amended Schedule A to Second Amended and Restated Investment Company Services Agreement, dated November 30, 2015, to reflect the addition of the Matthews Asia Value Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 63 on November 30, 2015.

(h)(1)(xxv)	Amended Schedule A to Second Amended and Restated Investment Company Services Agreement to reflect the addition of the Matthews Asia Credit Opportunities Fund and the renaming of the Matthews Asia Innovators Fund (formerly known as the Matthews Asia Science and Technology Fund) is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 68 on April 28, 2016.

(h)(1)(xxvi)	Amended Schedule A to Second Amended and Restated Investment Company Services Agreement to reflect the addition of the Matthews Emerging Markets Equity Fund, the renaming of the Matthews Asia Total Return Bond Fund (formerly known as the Matthews Asia Strategic Income Fund), and the liquidation of the Matthews Asia Focus Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 89 on April 29, 2020.

(h)(1)(xxvii)	Amendment to Second Amended and Restated Investment Company Services Agreement to reflect the renaming of the Matthews Emerging Markets Small Companies Fund (formerly known as the Matthews Asia Small Companies Fund), the reorganization and liquidation of the Matthews Emerging Asia Fund, and the liquidation of the Matthews Asia Value Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 92 on April 30, 2021.

(h)(1)(xxviii)	Fund Administration and Accounting Agreement among Matthews International Funds, Matthews International Capital Management, LLC, and The Bank of New York Mellon, on behalf of the Matthews Emerging Markets Equity Active ETF, Matthews Asia Innovators Active ETF and Matthews China Active ETF, dated July 1, 2022 was filed electronically with Post-Effective Amendment 101 on December 30, 2022.

(h)(1)(xxix)	Transfer Agency and Service Agreement between Matthews International Funds and The Bank of New York Mellon, on behalf of the Matthews Emerging Markets Equity Active ETF, Matthews Asia Innovators Active ETF and Matthews China Active ETF, dated July 1, 2022 was filed electronically with Post-Effective Amendment 101 on December 30, 2022.

(h)(1)(xxx)	Amendment to Fund Administration and Accounting Agreement among Matthews International Funds, Matthews International Capital Management, LLC, and The Bank of New York Mellon to reflect the addition of the Matthews Emerging Markets ex China Active ETF dated December 30, 2022 was filed electronically with Post-Effective Amendment 101 on December 30, 2022.

(h)(1)(xxxi)	Amendment to Transfer Agency and Service Agreement between Matthews International Funds and The Bank of New York Mellon to reflect the addition of the Matthews Emerging Markets ex China Active ETF dated December 30, 2022 was filed electronically with Post-Effective Amendment 101 on December 30, 2022.

(h)(1)(xxxii)	Amendment to Fund Administration and Accounting Agreement among Matthews International Funds, Matthews International Capital Management, LLC, and The Bank of New York Mellon to reflect the addition of the Matthews Korea Active ETF dated April 28, 2023 is incorporated herein by reference to and was filed electronically with Post-Effective Amendment 105 on April 28, 2023.

(h)(1)(xxxiii)	Amendment to Transfer Agency and Service Agreement between Matthews International Funds and The Bank of New York Mellon to reflect the addition of the Matthews Korea Active ETF dated April 28, 2023 is incorporated herein by reference to and was filed electronically with Post-Effective Amendment 105 on April 28, 2023.

(h)(1)(xxxiv)	Amendment to Fund Administration and Accounting Agreement among Matthews International Funds, Matthews International Capital Management, LLC, and The Bank of New York Mellon to reflect the addition of the Matthews Emerging Markets Sustainable Future Active ETF, Matthews Pacific Tiger Active ETF, Matthews India Active ETF, Matthews Japan Active ETF and Matthews Asia Dividend Active ETF dated August 25, 2023 is incorporated herein by reference to and was filed electronically with Post-Effective Amendment 107 on September 20, 2023.

(h)(1)(xxxv)	Amendment to Transfer Agency and Service Agreement between Matthews International Funds and The Bank of New York Mellon to reflect the addition of the Matthews Emerging Markets Sustainable Future Active ETF, Matthews Pacific Tiger Active ETF, Matthews India Active ETF, Matthews Japan Active ETF and Matthews Asia Dividend Active ETF dated August 25, 2023 is incorporated herein by reference to and was filed electronically with Post-Effective Amendment 107 on September 20, 2023.

(h)(1)(xxxvi)	Amendment to Fund Administration and Accounting Agreement among Matthews International Funds, Matthews International Capital Management, LLC, and The Bank of New York Mellon to reflect the addition of the Matthews Emerging Markets Discovery Active ETF and Matthews China Discovery Active ETF effective as of November 15, 2023 is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 109 on December 15, 2023.

(h)(1)(xxxvii)	Amendment to Transfer Agency and Service Agreement between Matthews International Funds and The Bank of New York Mellon to reflect the addition of the Matthews Emerging Markets Discovery Active ETF and Matthews China Discovery Active ETF effective as of November 15, 2023 is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 109 on December 15, 2023.

(h)(2)(i)	Shareholder Services Agreement between Matthews International Funds and Matthews International Capital Management, LLC, dated April 17, 1998 and as amended April 3, 2002, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 18 on July 18, 2003.

(h)(2)(ii)	Amendment to Shareholder Services Agreement between Matthews International Funds and Matthews International Capital Management, LLC, dated August 15, 2003, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 20 on December 23, 2003.

(h)(2)(iii)	Administration and Shareholder Services Agreement between Matthews International Funds and Matthews International Capital Management, LLC, dated August 13, 2004, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 22 on October 28, 2004.

(h)(2)(iv)	Amended Schedule A to Administration and Shareholder Services Agreement between Matthews International Funds and Matthews International Capital Management, LLC, dated August 12, 2005, to reflect the addition of the Matthews India Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 27 on October 31, 2005.

(h)(2)(v)	Amended Schedule A to Administration and Shareholder Services Agreement between Matthews International Funds and Matthews International Capital Management, LLC, dated August 11, 2006, to reflect the addition of the Matthews Asia Dividend Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 29 on August 15, 2006.

(h)(2)(vi)	Amended Schedule B to Administration and Shareholder Services Agreement between Matthews International Funds and Matthews International Capital Management, LLC, dated August 11, 2006, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 30 on October 31, 2006.

(h)(2)(vii)	Amendment to Administration and Shareholder Services Agreement between Matthews International Funds and Matthews International Capital Management, LLC, dated August 31, 2007, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 32 on April 29, 2008.

(h)(2)(viii)	Amendment to Administration and Shareholder Services Agreement between Matthews International Funds and Matthews International Capital Management, LLC, dated September 15, 2008, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 35 on September 15, 2008.

(h)(2)(ix)	Amendment to Exhibit A to Administration and Shareholder Services Agreement between Matthews International Funds and Matthews International Capital Management, LLC, dated November 30, 2009, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 39 on February 26, 2010.

(h)(2)(x)	Reserved.

(h)(2)(xi)	Amended Exhibit B to Administration and Shareholder Services Agreement between Matthews International Funds and Matthews International Capital Management, LLC, dated December 1, 2010, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 44 on April 29, 2011.

(h)(2)(xii)	Amendment to Administration and Shareholder Services Agreement between Matthews International Funds and Matthews International Capital Management, LLC, dated May 19, 2011, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 46 on May 31, 2011.

(h)(2)(xiii)(A)	Amendment to Administration and Shareholder Services Agreement between Matthews International Funds and Matthews International Capital Management, LLC, dated November 30, 2011, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 50 on November 29, 2011.

(h)(2)(xiii)(B)	Amendment to Administration and Shareholder Services Agreement between Matthews International Funds and Matthews International Capital Management, LLC, dated April 30, 2013, to reflect the addition of the Matthews Asia Focus Fund and Matthews Emerging Asia Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 55 on April 30, 2013.

(h)(2)(xiv)	Amendment to Administration and Shareholder Services Agreement between Matthews International Funds and Matthews International Capital Management, LLC, dated September 1, 2013, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 57 on April 30, 2014.

(h)(2)(xv)	Amendment to Administration and Shareholder Services Agreement between Matthews International Funds and Matthews International Capital Management, LLC, effective September 1, 2014, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 60 on April 30, 2015.

(h)(2)(xvi)	Amendment to Administration and Shareholder Services Agreement between Matthews International Funds and Matthews International Capital Management, LLC, dated April 30, 2015, to reflect the addition of the Matthews Asia ESG Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 60 on April 30, 2015.

(h)(2)(xvii)	Amendment to Administration and Shareholder Services Agreement between Matthews International Funds and Matthews International Capital Management, LLC, dated November 30, 2015, to reflect the addition of the Matthews Asia Value Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 63 on November 30, 2015.

(h)(2)(xviii)	Amendment to Administration and Shareholder Services Agreement between Matthews International Funds and Matthews International Capital Management, LLC to reflect the addition of the Matthews Asia Credit Opportunities Fund and the renaming of the Matthews Asia Innovators Fund (formerly known as the Matthews Asia Science and Technology Fund) is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 68 on April 28, 2016.

(h)(2)(xix)	Amendment to Administration and Shareholder Services Agreement between Matthews International Funds and Matthews International Capital Management, LLC to reflect the addition of the Matthews Emerging Markets Equity Fund, the renaming of the Matthews Asia Total Return Bond Fund (formerly known as the Matthews Asia Strategic Income Fund), and the liquidation of the Matthews Asia Focus Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 89 on April 29, 2020.

(h)(2)(xx)	Amendment to Administration and Shareholder Services Agreement between Matthews International Funds and Matthews International Capital Management, LLC to reflect the renaming of the Matthews Emerging Markets Small Companies Fund (formerly known as the Matthews Asia Small Companies Fund), the reorganization and liquidation of the Matthews Emerging Asia Fund, and the liquidation of the Matthews Asia Value Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 92 on April 30, 2021.

(h)(3)	Operating Expenses Agreement between Matthews International Funds and Matthews International Capital Management, LLC, dated November 14, 2003, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 28 on April 28, 2006.

(h)(3)(i)	Amendment to Operating Expenses Agreement between Matthews International Funds and Matthews International Capital Management, LLC, dated August 12, 2005, to reflect the addition of the Matthews India Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 28 on April 28, 2006.

(h)(3)(ii)	Amendment to Operating Expenses Agreement between Matthews International Funds and Matthews International Capital Management, LLC, dated August 11, 2006, to reflect the addition of the Matthews Asia Dividend Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 29 on August 15, 2006.

(h)(3)(iii)	Amendment to Operating Expenses Agreement between Matthews International Funds and Matthews International Capital Management, LLC, dated as of April 23, 2007, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 31 on April 30, 2007.

(h)(3)(iv)	Amended Exhibit A to Operating Expenses Agreement between Matthews International Funds and Matthews International Capital Management, LLC, dated September 15, 2008, to reflect the addition of the Matthews Emerging Markets Small Companies Fund (formerly known as the Matthews Asia Small Companies Fund) is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 35 on September 15, 2008.

(h)(3)(v)	Reserved.

(h)(3)(vi)	Amendment to Operating Expenses Agreement between Matthews International Funds and Matthews International Capital Management, LLC, dated as of April 29, 2009, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 36 on April 29, 2009.

(h)(3)(vii)	Amended Exhibit A to Operating Expenses Agreement between Matthews International Funds and Matthews International Capital Management, LLC, dated November 30, 2009, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 39 on February 26, 2010.

(h)(3)(viii)	Amendment to Operating Expenses Agreement between Matthews International Funds and Matthews International Capital Management, LLC, dated May 19, 2011, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 46 on May 31, 2011.

(h)(3)(ix)	Amendment to Operating Expenses Agreement between Matthews International Funds and Matthews International Capital Management, LLC, dated November 30, 2011, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 50 on November 29, 2011.

(h)(3)(x)	Amendment to Operating Expenses Agreement between Matthews International Funds and Matthews International Capital Management, LLC, dated April 30, 2013, to reflect the addition of the Matthews Asia Focus Fund and Matthews Emerging Asia Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 55 on April 30, 2013.

(h)(3)(xi)	Amendment to Operating Expenses Agreement between Matthews International Funds and Matthews International Capital Management, LLC, effective as of May 1, 2014, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 57 on April 30, 2014.

(h)(3)(xii)	Amendment to Operating Expenses Agreement between Matthews International Funds and Matthews International Capital Management, LLC, effective as of April 30, 2015, to reflect the addition of the Matthews Asia ESG Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 60 on April 30, 2015.

(h)(3)(xiii)	Amendment to Operating Expenses Agreement between Matthews International Funds and Matthews International Capital Management, LLC, dated November 30, 2015, to reflect the addition of the Matthews Asia Value Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 63 on November 30, 2015.

(h)(3)(xiv)	Amendment to Operating Expenses Agreement between Matthews International Funds and Matthews International Capital Management, LLC to reflect the addition of the Matthews Asia Credit Opportunities Fund and the renaming of the Matthews Asia Innovators Fund (formerly known as the Matthews Asia Science and Technology Fund) is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 68 on April 28, 2016.

(h)(3)(xv)	Amendment to Operating Expenses Agreement between Matthews International Funds and Matthews International Capital Management, LLC, effective as of April 28, 2017, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 72 on April 27, 2017.

(h)(3)(xvi)	Amendment to Operating Expenses Agreement between Matthews International Funds and Matthews International Capital Management, LLC, effective as of November 30, 2017, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 75 on November 29, 2017.

(h)(3)(xvii)	Amendment to Operating Expenses Agreement between Matthews International Funds and Matthews International Capital Management, LLC to reflect the addition of the Matthews Emerging Markets Equity Fund, the renaming of the Matthews Asia Total Return Bond Fund (formerly known as the Matthews Asia Strategic Income Fund), and the liquidation of the Matthews Asia Focus Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 89 on April 29, 2020.

(h)(3)(xviii)	Amendment to Operating Expenses Agreement between Matthews International Funds and Matthews International Capital Management, LLC to reflect the renaming of the Matthews Emerging Markets Small Companies Fund (formerly known as the Matthews Asia Small Companies Fund), the reorganization and liquidation of the Matthews Emerging Asia Fund, and the liquidation of the Matthews Asia Value Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 92 on April 30, 2021.

(h)(3)(xix)	Amendment to Operating Expenses Agreement between Matthews International Funds and Matthews International Capital Management, LLC to reflect the renaming of the Matthews Emerging Markets Sustainable Future Fund (formerly known as the Matthews Asia ESG Fund), effective as of July 29, 2022 is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 98 on July 29, 2022.

(h)(4)	Amended and Restated Intermediary platform fee subsidy letter agreement between Matthews International Funds and Matthews International Capital Management, LLC, effective as of March 1, 2015, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 60 on April 30, 2015.

(h)(5)	Fee waiver letter agreement between Matthews International Funds and Matthews International Capital Management, LLC, effective as of September 1, 2014, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 60 on April 30, 2015.

(h)(6)	Amendment to fee waiver letter agreement between Matthews International Funds and Matthews International Capital Management, LLC, effective as of February 28, 2018, is incorporated by reference to and was filed electronically with Post-Effective Amendment No. 77 on April 27, 2018.

(h)(7)	Fund of Funds Investment Agreement between Matthews International Funds and Fidelity Rutland Square Trust II, effective as of January 18, 2022, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment 105 on April 28, 2023.

(h)(8)	Fee waiver letter agreement between Matthews International Funds and Matthews International Capital Management, LLC, effective as of April 28, 2023, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment 105 on April 28, 2023.

(h)(9)	Fee waiver letter agreement between Matthews International Funds and Matthews International Capital Management, LLC, effective as of December 29, 2023, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 109 on December 15, 2023.

(i)	Legal Opinions of Counsel are incorporated herein by reference to and were filed electronically with Post–Effective Amendment Nos. 13, 19, 17, 30, 35, and 89 on December 20, 1999, September 26, 2003, October 31, 2005, October 31, 2006, September 15, 2008, and April 29, 2020, respectively.

(i)(1)	Not Applicable.

(i)(2)	Legal Opinions of Counsel are incorporated herein by reference to and were filed electronically with Post-Effective Amendment Nos. 38, 46, 50, 55, 60 and 63, on November 30, 2009, May 31, 2011, November 29, 2011, April 30, 2013, April 30, 2015, November 30, 2015, and April 28, 2016, respectively.

(i)(3)	Legal opinion of Paul Hastings LLP as to tax matters with respect to the reorganization of the Matthews Emerging Asia Fund, a series of the Registrant, into the Matthews Asia Small Companies Fund, a series of the Registrant, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 92 on April 30, 2021.

(i)(4)	Legal Opinion with respect to the Matthews Emerging Markets Equity Active ETF, Matthews Asia Innovators Active ETF and Matthews China Active ETF is incorporated herein by reference to and was filed electronically with Post-Effective Amendment 97 on June 30, 2022.

(i)(5)	Legal Opinion with respect to the Matthews Emerging Markets ex China Active ETF is incorporated herein by reference to and was filed electronically with Post-Effective Amendment 101 on December 30, 2022.

(i)(6)	Legal Opinion with respect to the Matthews Korea Active ETF is incorporated herein by reference to and was filed electronically with Post-Effective Amendment 105 on April 28, 2023.

(i)(7)	Legal Opinion with respect to the Matthews Emerging Markets Sustainable Future Active ETF, Matthews Pacific Tiger Active ETF, Matthews India Active ETF, Matthews Japan Active ETF, and Matthews Asia Dividend Active ETF is incorporated herein by reference to and was filed electronically with Post-Effective Amendment 107 on September 20, 2023.

(i)(8)	Revised Legal Opinion with respect to the Matthews Emerging Markets Discovery Active ETF and Matthews China Discovery Active ETF dated December 15, 2023, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment 110 on December 21, 2023.

(j)	Consent of Independent Registered Public Accounting Firm is filed herewith.

(k)	Not Applicable.

(l)	Not Applicable.

(m)(1)	12b-1 Plan is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 13 on December 20, 1999.

(m)(2)	Distribution Plan – Class A dated August 13, 2004 is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 27 on October 31, 2005.

(m)(3)	Amended and Restated Distribution (12b-1) and Services Plan —Investor Class, dated February 28, 2017, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 72 on April 27, 2017.

(m)(4)	Revised Form of Distribution (12b-1) and Services Plan for Specified ETF Series is incorporated herein by reference to and was filed electronically with Post-Effective Amendment 110 on December 21, 2023.

(n)	Multiple Class Plan is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 41 on August 27, 2010.

(n)(1)	Reserved.

(n)(2)	Amended Appendix A to the Multiple Class Plan is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 50 on November 29, 2011.

(n)(3)	Amended and Restated Appendix A to the Multiple Class Plan to reflect the addition of the Matthews Asia Focus Fund and Matthews Emerging Asia Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 55 on April 30, 2013.

(n)(4)	Amended and Restated Appendix A to the Multiple Class Plan, dated April 30, 2015, to reflect the addition of the Matthews Asia ESG Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 60 on April 30, 2015.

(n)(5)	Amended and Restated Appendix A to the Multiple Class Plan, to reflect the addition of the Matthews Asia Value Fund, dated November 30, 2015, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 63 on November 30, 2015.

(n)(6)	Amended and Restated Appendix A to the Multiple Class Plan, to reflect the addition of the Matthews Asia Credit Opportunities Fund and the renaming of the Matthews Asia Innovators Fund (formerly known as the Matthews Asia Science and Technology Fund), is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 68 on April 28, 2016.

(n)(7)	Amended and Restated Multiple Class Plan dated February 28, 2017 is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 72 on April 27, 2017.

(n)(8)	Amended and Restated Appendix A to the Multiple Class Plan to reflect the addition of the Matthews Emerging Markets Equity Fund, the renaming of the Matthews Asia Total Return Bond Fund (formerly known as the Matthews Asia Strategic Income Fund), and the liquidation of the Matthews Asia Focus Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 89 on April 29, 2020.

(n)(9)	Amended and Restated Appendix A to the Multiple Class Plan to reflect the renaming of the Matthews Emerging Markets Small Companies Fund (formerly known as the Matthews Asia Small Companies Fund), the reorganization and liquidation of the Matthews Emerging Asia Fund, and the liquidation of the Matthews Asia Value Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 92 on April 30, 2021.

(o)	Reserved.

(p)(1)	Code of Ethics of Matthews International Capital Management, LLC is incorporated herein by reference to and filed electronically with Post-Effective Amendment No. 14 on October 12, 2000.

(p)(2)	Code of Ethics of Matthews International Funds is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 16 on December 21, 2001.

(p)(3)	Code of Ethics of Matthews Asian Funds and Matthews International Capital Management, LLC, dated December 15, 2003, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 20 on December 23, 2003.

(p)(4)	Code of Ethics of Matthews Asian Funds and Matthews International Capital Management, LLC, dated October 11, 2004, is incorporated herein by reference and was filed electronically with Post-Effective Amendment No. 23 on December 29, 2004.

(p)(5)	Code of Ethics of Matthews Asian Funds and Matthews International Capital Management, LLC, dated May 2005, is incorporated herein by reference and was filed electronically with Post-Effective Amendment No. 26 on August 10, 2005.

(p)(6)	Code of Ethics of Matthews Asian Funds and Matthews International Capital Management, LLC, dated June 2007, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 32 on April 29, 2008.

(p)(7)	Code of Ethics of Matthews Asia Funds and Matthews International Capital Management, LLC, dated June 1, 2009, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 37 on September 16, 2009.

(q)(1)	Power of Attorney, dated November 14, 2003, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 20 on December 23, 2003.

(q)(2)	Power of Attorney, dated January 27, 2004, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 21 on January 28, 2004.

(q)(3)	Power of Attorney, dated August 12, 2005, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 27 on October 31, 2005.

(q)(4)	Power of Attorney, dated May 25, 2006, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 29 on August 15, 2006.

(q)(5)	Power of Attorney, dated February 28, 2008, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 32 on April 29, 2008.

(q)(6)	Power of Attorney, dated February 23, 2010, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 39 on February 26, 2010.

(q)(7)	Power of Attorney, dated April 28, 2015, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 60 on April 30, 2015.

(q)(8)	Power of Attorney, dated November 14, 2018, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 83 on April 30, 2019.

(q)(9)	Power of Attorney, dated May 31, 2023, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 106 on July 7, 2023.

Item 29.	Persons Controlled by or Under Common Control with the Fund

In addition to the Registrant, Matthews International Capital Management, LLC (“Matthews”), or an affiliate of Matthews, also serves as the investment adviser to the following funds, each of which is under common control with the Registrant: Matthews Asia Funds SICAV, an open-end investment company organized under the laws of Luxembourg; Matthews Asia Institutional Funds, LLC, an unregistered investment company organized under the laws of the State of Delaware; and The China Fund, Inc., a closed-end investment company organized under the laws of the State of Maryland.

Item 30.	Indemnification

Section 10.2 of the Registrant’s Trust Instrument provides as follows:

10.2 Indemnification. The Trust shall indemnify each of its Trustees against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he may be involved or with which he may be threatened, while as a Trustee or thereafter, by reason of his being or having been such a Trustee except with respect to any matter as to which he shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties, provided that as to any matter disposed of by a compromise payment by such person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless the Trust shall have received a written opinion from independent legal counsel approved by the Trustees to the effect that if either the matter of willful misfeasance, gross negligence or reckless disregard of duty, or the matter of bad faith had been adjudicated, it would in the opinion of such counsel have been adjudicated in favor of such person. The rights accruing to any person under these provisions shall not exclude any other right to which he may be lawfully entitled, provided that no person may satisfy any right of indemnity or reimbursement hereunder except out of the property of the Trust. The Trustees may make advance payments in connection with the indemnification under this Section 10.2, provided that the indemnified person shall have given a written undertaking to reimburse the Trust in the event it is subsequently determined that he is not entitled to such indemnification.

The Trust shall indemnify officers, and shall have the power to indemnify representatives and employees of the Trust, to the same extent that Trustees are entitled to indemnification pursuant to this Section 10.2.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in that Act and will be governed by the final adjudication of such issue.

Section 10.3 of the Registrant’s Trust Instrument, incorporated herein by reference as Exhibit 1 to Post-Effective Amendment No. 5, also provides for the indemnification of shareholders of the Registrant. Section 10.3 states as follows:

10.3 Shareholders. In case any Shareholder or former Shareholder of any Series shall be held to be personally liable solely by reason of his being or having been a shareholder of such Series and not because of his acts or omissions or for some other reason, the Shareholder or former Shareholder (or his heirs, executors, administrators or other legal representatives or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Series, shall, upon request by the Shareholder, assume the defense of any claim made against the Shareholder for any act or obligation of the Trust and satisfy any judgment thereon from the assets of the Series.

In addition, Registrant currently has a trustees’ and officers’ liability policy covering certain types of errors and omissions. In addition, the Registrant has entered into an Indemnification Agreement with each Trustee providing for indemnification and advancement of expenses consistent with the Registrant’s Trust Instrument and applicable state and federal statutes.

Undertaking by Registrant Related to Indemnification

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.	Business and Other Connections of the Investment Adviser

The primary business activity of Matthews International Capital Management, LLC, Four Embarcadero Center, Suite 550, San Francisco, CA 94111 (“Matthews”), is to offer continuous investment management supervision to client portfolios. Matthews also acts as the investment manager and global distributor, where permitted by local law, of Matthews Asia Funds, SICAV, an open-end umbrella fund organized under the laws of Luxembourg. Each of Matthews Global Investors (Hong Kong) Limited, a Hong Kong registered broker-dealer, and Matthews Global Investors (UK) Limited, a United Kingdom registered broker-dealer, is a wholly owned subsidiary of Matthews that is engaged in marketing non-U.S. funds to non-U.S. investors. Matthews Global Investors (Hong Kong) Limited is regarded as a participating affiliate of Matthews and provides certain portfolio management services at no extra cost to certain of the Funds. Matthews is registered under the Investment Advisers Act of 1940, as amended. Information as to the directors and officers of Matthews is as follows:

Name and Position with Matthews	Other Company	Position With Other Company

G. Paul Matthews Director	N/A	N/A

Deborah Segal Director and Chair	National Charitable Services LLC 245 Summer Street Boston, MA 02210	Vice President

	Fidelity Personal Trust Company, FSB 2 Contra Way Merrimack, NH 03054	Director

James Cooper Abbott Director and Chief Executive Officer	Matthews Global Investors (Hong Kong) Limited Two Pacific Place, Suite 3602 88 Queensway, Admiralty Hong Kong	Manager in Charge, Overall Management Oversight and Director

	Matthews Asia Funds SICAV 80, route d’Esch L-1470 Luxembourg Grand Duchy of Luxembourg R.C.S. Luxembourg B 151275	Director

	Matthews Private Fund Management (Shanghai), Co., Ltd. Room 835, Level 8, Tower 2 International Finance Center 8 Century Avenue Shanghai, China	Director

	Carillon Tower Advisors 880 Carillon Parkway St. Petersburg, FL 33716	President and Chairman

	Scout Investments, Inc. 1201 Walnut Street, 21st Floor Kansas City, MO 64106	Director

	Cougar Global Investments, Ltd. 880 Carillon Parkway St. Petersburg, FL 33716	Director

	ClariVest Asset Management LLC 3611 Valley Centre Drive, Suite 100 San Diego, CA 92130	Director

	Carillon Fund Services, Inc. 880 Carillon Parkway St. Petersburg, FL 33716	Director

	Eagle Fund Services, Inc 880 Carillon Parkway St. Petersburg, FL 33716	Director

	Teton Advisors, Inc. 189 Mason Street Greenwich, CT 96830	Director

Name and Position with Matthews	Other Company	Position With Other Company

Christopher J. Carey Director	City National Bank 555 South Flower Street Los Angeles, CA 90071	Executive Vice President and Chief Financial Officer

	RBC US Group Holdings, LLC 200 Bay Street Toronto, Ontario Canada M5J2J5	Director

Noriyuki Sato Director	Mizuho Financial Group, Inc. 1-5-5 Otemachi Chiyoda-ku, Tokyo Japan	Senior Executive Officer and Head of Asset Management Company

	Mizuho Bank, Ltd. 1-5-5 Otemachi Chiyoda-ku, Tokyo Japan	Managing Executive Officer and Head of Asset Management Division

	AP Property Fund Management PTE LTD 4th fl, Hakushika Kayabacho Building 1-17-18, Shinkawa Chuo-ku, Tokyo Japan	Director and Chief Executive Officer

Jeffrey D. Lovell Director	Lovell Minnick Partners, LLC 215 Manhattan Beach Blvd., 2nd Floor Manhattan Beach, CA 90266	Co-Chairman

	361 Capital LLC 4600 South Syracuse Street, Suite 500 Denver, CO 80237	Director

	Currency 12100 Wilshire Blvd., 18th Floor Los Angeles, CA 90025	Director

	Mercer Advisors Inc. 1200 17th Street, 25th Floor Denver, CO 80202	Director

	SRS Acquiom 950 17th Street, Suite 1400 Denver, CO 80202	Director

	Tortoise Capital Advisors LLC 11550 Ash Street, Suite 300 Leawood, KS 66211	Director

Robert Horrocks Chief Investment Officer	Matthews Global Investors (Hong Kong) Limited Two Pacific Place, Suite 3602 88 Queensway Hong Kong SAR	Licensed Representative Type 1

Name and Position with Matthews	Other Company	Position With Other Company

J. David Kast Global Head of Risk and Compliance Chief Compliance Officer Anti-Money Laundering Officer	N/A	N/A

John P. McGowan Head of Fund Administration	Matthews Asian Selections Funds PLC Floor 3 Brooklawn House Crampton Ave. Ballsbridge Dublin 4, Ireland	Director

	Matthews Asia Funds SICAV 80, route d’Esch L-1470 Luxembourg Grand Duchy of Luxembourg R.C.S. Luxembourg B 151275	Director

Theresa Noriega-Lum Chief Financial Officer	The China Fund, Inc. 50 Post Office Square Boston, MA 02110	President

Deepa Damre Smith General Counsel	BlackRock 400 Howard Street San Francisco, CA 94105	Managing Director

James E. Walter Head of Investment Operations	N/A

Item 32.	Principal Underwriters

(a)(1)

Foreside Funds Distributors LLC, principal underwriter of the Trust in the United States (the “U.S. Distributor”), serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1.	Fairholme Funds, Inc.

2.	FundVantage Trust

3.	GuideStone Funds

4.	Matthews International Funds (d/b/a Matthews Asia Funds)

5.	New Alternatives Fund

6.	Old Westbury Funds, Inc.

7.	Versus Capital Multi-Manager Real Estate Income Fund LLC

8.	Versus Capital Real Assets Fund LLC

(a)(2)

Other than the Matthews Asia Funds, Picton S.A., principal underwriter of certain series of the Trust in Latin America (the “Latin American Distributor”), serves as principal underwriter for no other investment companies registered under the Investment Company Act of 1940, as amended.

(b)(1)	The following is a list of the executive officers of the U.S. Distributor:

Name	Address	Position with Underwriter	Position with Registrant

Teresa Cowan	111 E. Kilbourn Avenue, Suite 2200 Milwaukee, WI 53202	President/Manager	None

Chris Lanza	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None

Kate Macchia	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None

Susan K. Moscaritolo	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President and Chief Compliance Officer	None

Kelly B. Whetstone	Three Canal Plaza, Suite 100, Portland, ME 04101	Secretary	None

Susan L. LaFond	111 E. Kilbourn Avenue, Suite 2200, Milwaukee, WI 53202	Treasurer	None

(b)(2)	The following is a list of the directors and executive officers of the Latin American Distributor:

Board of Directors of the Latin American Distributor:

Name	Position(s) with Latin American Distributor	Effective Date
Matías Eguiguren Bravo	Director	May 3, 2022
Gregorio Donoso Ibañez	Director	January 2, 2012
Augusto Jesús Undurraga Bulnes	Director	January 2, 2012
José Miguel Ureta Cardoen	Chairman	May 3, 2022

Officers of the Latin American Distributor:

Name	Position(s) with Latin American Distributor	Effective Date
Gregorio Donoso Ibañez	Chief Executive Officer	January 2, 2012

(c)	Not Applicable

Item 33.	Location of Accounts and Records

Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder, are maintained as follows:

(a)	With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(i)(a) and (b); (3); (6); (8); (12); and 31a-1(d), the required books and records will be maintained at the offices of Registrant’s Custodian:

For the Matthews Emerging Markets Equity Active ETF, Matthews Emerging Markets ex China Active ETF, Matthews Asia Innovators Active ETF, Matthews China Active ETF, Matthews Korea Active ETF, Matthews Emerging Markets Sustainable Future Active ETF, Matthews Pacific Tiger Active ETF, Matthews India Active ETF, Matthews Japan Active ETF and Matthews Asia Dividend Active ETF: The Bank of New York Mellon, 301 Bellevue Parkway, Wilmington, DE 19809.

For all other Funds: Brown Brothers Harriman & Co., 50 Post Office Square, Boston, MA 02110-1548.

(b)

With respect to Rules 31a-1(a); 31a-1(b)(2)(i)(c), (d), (e) and (f); (4); and 31a-1(f), the required books and records are maintained at the offices of Registrant’s Administrator, Transfer Agent and Fund Accounting Services Agent:

The Bank of New York Mellon (Administrator and Fund Accounting Services Agent) and BNY Mellon Investment Servicing (US) Inc. (Transfer Agent), 301 Bellevue Parkway, Wilmington, DE 19809.

(c)	With respect to Rules 31a-1(b)(4), (5), (6), (9), (10) and (11) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant’s Advisor:

Matthews International Capital Management, LLC, Four Embarcadero Center, Suite 550, San Francisco, CA 94111

(d)	With respect to Rule 31a-1(f), the required books and records are maintained at Registrant’s agent:

The Depository Trust & Clearing Corporation, 55 Thomson Place, Boston, MA 02210

Item 34.	Management Services

Not Applicable.

Item 35.	Undertakings

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Post-Effective Amendment No. 111 to its registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco, and State of California, on the 26th day of December, 2023.

Matthews International Funds

By:	/s/ James Cooper Abbott
James Cooper Abbott President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 111 to the Registrant’s registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ James Cooper Abbott James Cooper Abbott	Trustee, President and Principal Executive Officer	December 26, 2023

/s/ Shai Malka Shai Malka	Treasurer, Principal Accounting Officer and Principal Financial Officer	December 26, 2023

Gale K. Caruso* Gale K. Caruso	Trustee	December 26, 2023

Robert J. Horrocks* Robert J. Horrocks	Trustee	December 26, 2023

Christopher F. Lee* Christopher F. Lee	Trustee	December 26, 2023

Richard K. Lyons* Richard K. Lyons	Trustee	December 26, 2023

Rhoda Rossman* Rhoda Rossman	Trustee	December 26, 2023

Jonathan F. Zeschin* Jonathan F. Zeschin	Trustee	December 26, 2023

* By:	/s/ John McGowan
John McGowan
as Attorney-in-Fact and Agent pursuant to Power of Attorney

MATTHEWS INTERNATIONAL FUNDS

N-1A

EXHIBIT INDEX

EXHIBIT NO.	DESCRIPTION

(j)	Consent of Independent Registered Public Accounting Firm